Description of Organization and Business Operations (Details) - USD ($)							3 Months Ended	9 Months Ended		12 Months Ended
	May 11, 2023	May 11, 2023	Feb. 08, 2023	Feb. 08, 2023	Aug. 16, 2022	Feb. 15, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 15, 2023	Oct. 17, 2023	Sep. 11, 2023	Aug. 07, 2023	Jul. 11, 2023	Jun. 09, 2023
Description of Organization and Business Operations (Details) [Line Items]
Price per shares (in Dollars per share)							$ 10	$ 10		$ 10
Purchase shares (in Shares)										1,125,000
Cash received										$ 11,250,000
Transaction costs										4,793,698
Underwriting discount										1,725,000
Deferred underwriting fee										2,587,500
Other offering costs										481,198
Cash ipo held outside trust account							$ 638,736	$ 638,736		$ 75,612
Public shares percentage								100.00%		100.00%
Redemption of shares percentage								100.00%		100.00%
Fair market value percentage							80.00%	80.00%		80.00%
Net tangible assets							$ 5,000,001	$ 5,000,001		$ 5,000,001
Net interest to pay										100,000
Excise tax percentage					1.00%
Working capital							$ 4,606,920	$ 4,606,920		788,689
Units issued during period shares new issues (in Shares)							1,125,000	1,125,000
Price per unit (in Dollars per share)							$ 11.5	$ 11.5
Generating proceeds									$ 84,319,667	84,319,667
Proceeds from sale of units							$ 11,250,000	11,250,000
Transaction costs							4,793,698	4,793,698
Underwriting discount								1,725,000
Deferred underwriting fee								2,587,500
Other offering costs							481,198	$ 481,198
Public share (in Shares)	4,115,597
Aggregate redemption amount	$ 43,318,207
Withdrew total	711,204						$ 120,000
Deposited into trust	$ 120,000	$ 120,000												$ 120,000	$ 120,000	$ 120,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of share (in Shares)						7,500,000
Price per shares (in Dollars per share)						$ 10
Generating proceeds						$ 75,000,000
Cash ipo held outside trust account										$ 1,368,050
Units issued during period shares new issues (in Shares)						7,500,000	7,500,000	7,500,000
Price per unit (in Dollars per share)						$ 10	$ 10	$ 10
Generating proceeds						$ 75,000,000
Cash held outside of trust account							$ 1,368,050	$ 1,368,050
Private Placement Units [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per shares (in Dollars per share)							$ 10	$ 10		$ 10
Generating proceeds								$ 5,050,000		$ 5,050,000
Sale units shares (in Shares)								505,000		505,000
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Deposit													$ 120,000
Deposited into trust													$ 120,000
U.S. federal [Member]
Description of Organization and Business Operations (Details) [Line Items]
Excise tax percentage					1.00%
Forecast [Member]
Description of Organization and Business Operations (Details) [Line Items]
Deposit												$ 120,000
Per share value (in Dollars per share)												$ 0.04
Excise Tax Liability [Member]
Description of Organization and Business Operations (Details) [Line Items]
Excise tax percentage		1.00%
Public share (in Shares)		4,115,597
Aggregate redemption amount		$ 43,318,207
Excise tax		436,665
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Trust account			$ 862,500
Deposited into trust																	$ 120,000
Sponsor [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Trust account		$ 120,000	$ 862,500	$ 862,500